Joint Arrangements - Summary of Interest Percentage in Joint Operations (Parenthetical) (Detail) - Australia [member] - Scarborough [Member]	Dec. 31, 2024	Aug. 08, 2023
Disclosure of joint operations [line items]
Percentage of sale of interest sold	25.10%
LNG Japan [Member]
Disclosure of joint operations [line items]
Percentage of sale of interest sold	10.00%	10.00%
JERA [Member]
Disclosure of joint operations [line items]
Percentage of sale of interest sold	15.10%